Schedule of Investments(a)
January 31, 2020
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–98.55%
Aerospace & Defense–3.12%
HEICO Corp.	178,200	$21,817,026
TransDigm Group, Inc.	50,871	32,724,297
		54,541,323
Apparel Retail–0.90%
Burlington Stores, Inc.(b)	72,229	15,707,641
Apparel, Accessories & Luxury Goods–1.81%
lululemon athletica, inc.(b)	132,082	31,619,110
Application Software–11.40%
ANSYS, Inc.(b)	61,797	16,952,771
Aspen Technology, Inc.(b)	99,918	11,888,244
Atlassian Corp. PLC, Class A(b)	163,501	24,034,647
Coupa Software, Inc.(b)	95,374	15,369,520
DocuSign, Inc.(b)	35,684	2,801,551
Paycom Software, Inc.(b)	53,445	17,004,061
RingCentral, Inc., Class A(b)	191,531	39,374,943
Splunk, Inc.(b)	142,276	22,089,772
Synopsys, Inc.(b)	245,537	36,219,163
Trade Desk, Inc. (The), Class A(b)	50,490	13,590,898
		199,325,570
Asset Management & Custody Banks–0.80%
KKR & Co., Inc., Class A	437,396	13,952,932
Auto Parts & Equipment–0.64%
Aptiv PLC	131,281	11,131,316
Automotive Retail–2.61%
CarMax, Inc.(b)	130,468	12,660,615
O’Reilly Automotive, Inc.(b)	81,215	32,981,411
		45,642,026
Biotechnology–0.47%
Seattle Genetics, Inc.(b)	75,083	8,138,246
Building Products–0.25%
Masco Corp.	93,086	4,423,447
Cable & Satellite–1.10%
Cable One, Inc.	11,331	19,308,364
Communications Equipment–0.65%
Motorola Solutions, Inc.	64,618	11,437,386
Construction Materials–0.88%
Martin Marietta Materials, Inc.	58,530	15,440,214
Consumer Electronics–0.51%
Garmin Ltd.	91,890	8,908,735
Data Processing & Outsourced Services–3.30%
Euronet Worldwide, Inc.(b)	108,366	17,082,816
Global Payments, Inc.	140,683	27,496,493
WEX, Inc.(b)	60,325	13,085,699
		57,665,008
Shares		Value
Distributors–1.90%
Pool Corp.	151,721	$33,272,415
Diversified Support Services–3.00%
Cintas Corp.	98,703	27,535,176
Copart, Inc.(b)	245,530	24,911,474
		52,446,650
Education Services–1.31%
Bright Horizons Family Solutions, Inc.(b)	139,808	22,890,764
Electrical Components & Equipment–1.15%
AMETEK, Inc.	207,075	20,117,336
Electronic Equipment & Instruments–0.85%
Keysight Technologies, Inc.(b)	160,663	14,940,052
Environmental & Facilities Services–2.11%
Clean Harbors, Inc.(b)	133,216	10,953,020
Republic Services, Inc.	272,904	25,939,525
		36,892,545
Fertilizers & Agricultural Chemicals–0.58%
FMC Corp.	106,000	10,132,540
Financial Exchanges & Data–3.28%
MarketAxess Holdings, Inc.	39,507	13,992,589
MSCI, Inc.	118,594	33,894,165
Tradeweb Markets, Inc., Class A	203,755	9,409,406
		57,296,160
Health Care Equipment–8.78%
DexCom, Inc.(b)	161,912	38,980,314
Edwards Lifesciences Corp.(b)	93,247	20,501,286
IDEXX Laboratories, Inc.(b)	57,510	15,585,785
Masimo Corp.(b)	116,372	19,853,063
Novocure Ltd.(b)	93,956	7,653,656
ResMed, Inc.	82,510	13,116,615
STERIS PLC	126,289	19,030,489
Teleflex, Inc.	50,687	18,830,727
		153,551,935
Health Care Supplies–1.38%
Cooper Cos., Inc. (The)	17,712	6,144,116
West Pharmaceutical Services, Inc.	114,797	17,902,592
		24,046,708
Health Care Technology–0.76%
Veeva Systems, Inc., Class A(b)	90,880	13,323,917
Homebuilding–0.75%
D.R. Horton, Inc.	222,957	13,199,054
Hotels, Resorts & Cruise Lines–1.51%
Choice Hotels International, Inc.	91,328	9,151,066
Hilton Worldwide Holdings, Inc.	159,683	17,213,827
		26,364,893
Industrial Conglomerates–2.81%
Carlisle Cos., Inc.	105,460	16,476,016

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Discovery Mid Cap Growth Fund

Shares		Value
Industrial Conglomerates–(continued)
Roper Technologies, Inc.	85,686	$32,702,919
		49,178,935
Industrial Machinery–1.65%
IDEX Corp.	97,457	15,968,329
Nordson Corp.	76,229	12,872,029
		28,840,358
Insurance Brokers–1.09%
Arthur J. Gallagher & Co.	186,058	19,083,969
Interactive Media & Services–1.07%
IAC/InterActiveCorp.(b)	76,857	18,721,597
Internet Services & Infrastructure–0.93%
Twilio, Inc., Class A(b)	130,422	16,216,671
Investment Banking & Brokerage–1.19%
LPL Financial Holdings, Inc.	226,066	20,827,461
IT Consulting & Other Services–2.25%
Booz Allen Hamilton Holding Corp.	291,881	22,778,393
EPAM Systems, Inc.(b)	72,911	16,633,916
		39,412,309
Leisure Facilities–0.81%
Planet Fitness, Inc., Class A(b)	176,069	14,224,615
Life Sciences Tools & Services–3.65%
Bio-Rad Laboratories, Inc., Class A(b)	37,743	13,622,204
Bio-Techne Corp.	63,087	13,246,377
ICON PLC (Ireland)(b)	113,196	19,087,110
IQVIA Holdings, Inc.(b)	114,529	17,780,627
		63,736,318
Metal & Glass Containers–0.82%
Ball Corp.	199,709	14,414,996
Movies & Entertainment–1.03%
Live Nation Entertainment, Inc.(b)	264,263	18,012,166
Office REITs–0.87%
Alexandria Real Estate Equities, Inc.	93,396	15,242,227
Oil & Gas Storage & Transportation–0.44%
Cheniere Energy, Inc.(b)	130,204	7,713,285
Packaged Foods & Meats–1.83%
Lamb Weston Holdings, Inc.	72,276	6,599,522
McCormick & Co., Inc.	101,539	16,588,426
Simply Good Foods Co. (The)(b)	44,732	1,027,494
Tyson Foods, Inc., Class A	95,145	7,861,831
		32,077,273
Shares		Value
Paper Packaging–0.51%
Avery Dennison Corp.	68,214	$8,952,405
Railroads–1.27%
Kansas City Southern	131,296	22,148,322
Real Estate Services–1.11%
CBRE Group, Inc., Class A(b)	318,108	19,420,493
Regional Banks–1.17%
First Republic Bank	184,753	20,485,413
Research & Consulting Services–4.50%
CoStar Group, Inc.(b)	51,672	33,741,299
IHS Markit Ltd.	234,355	18,481,235
TransUnion	287,708	26,382,824
		78,605,358
Restaurants–1.53%
Chipotle Mexican Grill, Inc.(b)	30,764	26,665,005
Semiconductor Equipment–4.17%
KLA Corp.	187,700	31,109,398
Lam Research Corp.	112,973	33,689,678
MKS Instruments, Inc.	76,984	8,069,463
		72,868,539
Semiconductors–4.40%
Advanced Micro Devices, Inc.(b)	554,198	26,047,306
Marvell Technology Group Ltd.	610,500	14,676,420
Monolithic Power Systems, Inc.	124,497	21,310,151
NXP Semiconductors N.V. (Netherlands)	117,939	14,961,742
		76,995,619
Specialized REITs–1.04%
SBA Communications Corp., Class A	72,588	18,115,061
Technology Distributors–1.67%
CDW Corp.	223,334	29,133,920
Trucking–0.94%
Old Dominion Freight Line, Inc.	83,946	16,472,724
Total Common Stocks & Other Equity Interests (Cost $1,271,889,144)		1,723,281,326
Money Market Funds–1.01%
Invesco Government & Agency Portfolio,Institutional Class, 1.48% (Cost $17,701,499)(c)	17,701,499	17,701,499
TOTAL INVESTMENTS IN SECURITIES–99.56% (Cost $1,289,590,643)		1,740,982,825
OTHER ASSETS LESS LIABILITIES—0.44%		7,623,262
NET ASSETS–100.00%		$1,748,606,087
Investment Abbreviations:
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser. The rate shown is the 7-day SEC standardized yield as of January 31, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Discovery Mid Cap Growth Fund

Notes to Quarterly Schedule of Portfolio Holdings
January 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$1,723,281,326	$—	$—	$1,723,281,326
Money Market Funds	17,701,499	—	—	17,701,499
Total Investments	$1,740,982,825	$—	$—	$1,740,982,825
NOTE 2—Subsequent Event
The World Health Organization has declared the coronavirus (COVID-19) to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
Invesco Oppenheimer Discovery Mid Cap Growth Fund